Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of maximum applicable income tax rates of other countries

	For the Year Ended December 31,
	2020	2021	2022
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	—	22.00%	22.00%
Netherlands	—	25.00%	25.80%

Schedule of composition of income tax expense

	For the Year Ended December 31,
	2020	2021	2022
Current income tax expense	6,368	23,565	62,348
Deferred income tax expense	—	18,700	(7,245)
Total	6,368	42,265	55,103

Schedule of reconciliation of the income tax expense

	For the Year Ended December 31,
	2020	2021	2022
Loss before income tax expense	(5,297,714)	(3,974,684)	(14,382,001)
Income tax benefit computed at PRC statutory income tax rate of 25%	(1,324,429)	(993,671)	(3,595,500)
Non-deductible expenses	47,151	29,325	23,484
Foreign tax rates differential	(81,668)	100,690	395,543
Additional 100%/75% tax deduction for qualified research and development expenses	(36,775)	(546,805)	(750,736)
FDII Deduction	—	—	(10,356)
Tax exempted interest income	—	(2,194)	(8,847)
Non-taxable offshore income	(523,276)	—	—
US tax credits	(21,633)	(30,273)	(45,446)
Prior year True-ups	—	286,693	110,581
Effect of tax rate change	—	—	490,855
Prior year adjustments	(4,324)	—	—
Others	1,241	(1,206)	(5,154)
Change in valuation allowance	1,950,081	1,199,706	3,450,679
Income tax expense	6,368	42,265	55,103

Schedule of deferred tax assets and liabilities

	As of December 31,
	2020	2021	2022
Deferred tax assets
Net operating loss carry-forwards	6,831,387	7,294,844	9,711,744
Accrued and prepaid expenses	534,693	1,136,278	1,666,519
Deferred revenue	251,778	559,815	940,633
Tax credit carry-forwards	233,326	243,198	301,437
Property, plant and equipment, net	64,191	—	—
Unrealized financing income	40,800	28,796	33,140
Intangible assets	36,702	85,439	89,328
Allowance against receivables	9,027	19,500	27,386
Deferred rent	9,791	—	29,731
Share-based compensation	6,857	10,695	6,951
Write-downs of inventory	1,162	713	452
Advertising expenses in excess of deduction limit	507	705	188
Equity securities with readily determinable fair value	—	—	150
Unrealized foreign exchange loss	(971)	—	1,704
Others	269	711	4,224
Less: Valuation allowance	(8,019,519)	(9,216,725)	(12,727,355)
Subtotal	—	163,969	86,232

Deferred tax liabilities
Equity securities without readily determinable fair value	—	(15,975)	(6,435)
Equity securities with readily determinable fair value	—	(2,725)	—
Equity method investments	—	—	(5,170)
Available for sale debt investment	—	(6,499)	(206,734)
Property, plant and equipment, net	—	(143,512)	(86,082)
Deferred rent	—	(18,752)	—
Unrealized foreign exchange loss	—	(1,705)	—
Subtotal	—	(189,168)	(304,421)
Total deferred tax liabilities, net	—	(25,199)	(218,189)

Schedule of valuation allowance

	As of December 31,
	2020	2021	2022
Valuation allowance
Balance at beginning of the year	6,879,030	8,019,519	9,216,725
Additions	1,140,489	1,199,706	3,510,630
Balance at end of the year	8,019,519	9,216,725	12,727,355

Schedule of tax losses expiration dates

Loss expiring in 2023	1,213,835
Loss expiring in 2024	2,356,711
Loss expiring in 2025	4,094,099
Loss expiring in 2026	7,191,472
Loss expiring in 2027	9,090,262
Loss expiring in 2028	1,606,792
Loss expiring in 2029	5,334,423
Loss expiring in 2030	—
Loss expiring in 2031	—
Loss expiring in 2032	7,091,436
Total	37,979,030